PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
7.	PROPERTY AND EQUIPMENT, NET

Property and equipment from continuing operations consist of the following:

	December 31,
	2016	2015
Buildings	$-	$1,311,422
Land use rights	-	299,570
Plant and machinery	2,288,059	2,936,103
Automobiles	138,029	147,720
Office and computer equipment	26,713	238,647
Total property and equipment	2,452,801	4,933,462

Less: Accumulated depreciation and amortization	(1,046,661)	(1,633,408)
Impairment of long-lived assets	-	(1,050,869)
Property and equipment, net	1,406,140	2,249,185
Less: property and equipment, net, held for discontinued operations	-	(494,184)
Property and equipment, net, held for continuing operations	$1,406,140	$1,755,001

At December 31, 2015, BTL’s building was pledged to a bank as collateral for the Company’s short-term borrowings of RMB10,000,000 ($1,541,000) from Nanjing Bank Company Limited (Beijing Branch) which had been repaid fully at December 31, 2016 (see Note 9).

Depreciation and amortization expense from the continuing operations were $869,073, $213,095 and $70,899 for the years ended December 31, 2016, 2015, and 2014, respectively. Depreciation and amortization expense from the discontinued operations were $51,056, $93,291 and $423,701 for the years ended December 31, 2016, 2015 and 2014, respectively. Impairment loss from the discontinued operations was $0, $0 and $1,978,711 for the years ended December 31, 2016, 2015, and 2014, respectively.